Statement of Investments

July 31, 2021 (unaudited)

Aberdeen Global Dynamic Dividend Fund

	Shares	Value
COMMON STOCKS (99.3%)
AUSTRALIA (1.2%)
Materials (1.2%)
Rio Tinto PLC, ADR	22,215	$1,917,377
BRAZIL (2.3%)
Industrials (1.0%)
CCR SA	679,200	1,695,310
Materials (1.3%)
Vale SA, ADR	97,600	2,051,552
Total Brazil		3,746,862
CANADA (2.4%)
Energy (1.3%)
Enbridge, Inc.	54,900	2,160,315
Materials (1.1%)
Barrick Gold Corp.	80,300	1,748,131
Total Canada		3,908,446
CHINA (4.0%)
Communication Services (1.0%)
Tencent Holdings Ltd.	28,300	1,706,720
Consumer Discretionary (1.0%)
Shenzhou International Group Holdings Ltd.	74,500	1,653,399
Financials (1.1%)
Ping An Insurance Group Co. of China Ltd., H Shares	196,400	1,718,665
Real Estate (0.9%)
China Vanke Co. Ltd., H Shares	536,500	1,397,612
Total China		6,476,396
DENMARK (1.5%)
Financials (1.5%)
Tryg A/S	99,966	2,470,636
FINLAND (1.6%)
Financials (0.8%)
Nordea Bank Abp	108,400	1,269,408
Information Technology (0.8%)
Nokia OYJ(a)	214,106	1,315,540
Total Finland		2,584,948
FRANCE (6.6%)
Consumer Discretionary (1.2%)
LVMH Moet Hennessy Louis Vuitton SE	2,400	1,921,601
Consumer Staples (1.1%)
Danone SA	25,000	1,838,837

See accompanying Notes to Portfolio of Investments.

Statement of Investments (continued)

July 31, 2021 (unaudited)

Aberdeen Global Dynamic Dividend Fund

Energy (1.0%)
TOTAL SE, ADR(b)	37,200	$1,623,036
Health Care (1.2%)
Sanofi	19,224	1,981,480
Industrials (2.1%)
Alstom SA(a)	38,300	1,588,544
Schneider Electric SE	11,100	1,859,120
		3,447,664
Total France		10,812,618
GERMANY (4.9%)
Financials (1.0%)
Deutsche Boerse AG	10,100	1,685,326
Health Care (0.7%)
Bayer AG	18,200	1,084,338
Information Technology (1.0%)
Infineon Technologies AG	41,400	1,582,065
Materials (1.1%)
Linde PLC(a)	5,700	1,747,871
Utilities (1.1%)
RWE AG	53,200	1,891,561
Total Germany		7,991,161
HONG KONG (0.9%)
Financials (0.9%)
Hong Kong Exchanges & Clearing Ltd.	23,700	1,514,659
INDONESIA (1.0%)
Communication Services (1.0%)
Telkom Indonesia Persero Tbk PT	7,397,500	1,658,216
ITALY (1.1%)
Utilities (1.1%)
Enel SpA	189,100	1,742,656
JAPAN (1.7%)
Financials (0.7%)
Mitsubishi UFJ Financial Group, Inc.	231,200	1,221,355
Real Estate (1.0%)
GLP J-REIT	900	1,612,050
Total Japan		2,833,405
NETHERLANDS (2.5%)
Consumer Staples (1.3%)
Heineken NV	18,000	2,096,131
Information Technology (1.2%)
ASML Holding NV	2,600	1,987,398
Total Netherlands		4,083,529

See accompanying Notes to Portfolio of Investments.

Statement of Investments (continued)

July 31, 2021 (unaudited)

Aberdeen Global Dynamic Dividend Fund

NORWAY (1.0%)
Communication Services (1.0%)
Telenor ASA	91,300	$1,585,164
SINGAPORE (1.1%)
Financials (1.1%)
Oversea-Chinese Banking Corp. Ltd.	194,582	1,760,429
SOUTH KOREA (1.0%)
Materials (1.0%)
LG Chem Ltd.	2,300	1,689,358
SPAIN (1.2%)
Industrials (1.2%)
Ferrovial SA	67,367	1,999,126
SWEDEN (1.3%)
Consumer Staples (0.7%)
Essity AB, Class B	37,300	1,220,371
Industrials (0.6%)
Atlas Copco AB, A Shares	13,900	941,378
Total Sweden		2,161,749
SWITZERLAND (3.5%)
Consumer Staples (1.2%)
Nestle SA	15,900	2,013,411
Financials (1.1%)
Zurich Insurance Group AG	4,600	1,854,604
Health Care (1.2%)
Roche Holding AG	4,900	1,892,929
Total Switzerland		5,760,944
TAIWAN (1.3%)
Information Technology (1.3%)
Taiwan Semiconductor Manufacturing Co. Ltd.	104,000	2,173,548
UNITED KINGDOM (6.4%)
Communication Services (1.2%)
Vodafone Group PLC, ADR	120,200	1,962,866
Consumer Staples (0.8%)
Unilever PLC	23,500	1,354,537
Financials (1.0%)
Allfunds Group PLC(a)	90,000	1,585,896
Health Care (2.4%)
AstraZeneca PLC, ADR	39,300	2,249,532
Dechra Pharmaceuticals PLC	24,900	1,720,168
		3,969,700

See accompanying Notes to Portfolio of Investments.

Statement of Investments (continued)

July 31, 2021 (unaudited)

Aberdeen Global Dynamic Dividend Fund

Industrials (1.0%)
Melrose Industries PLC	757,000	$1,682,259
Total United Kingdom		10,555,258
UNITED STATES (50.8%)
Communication Services (3.0%)
Alphabet, Inc., Class C(a)(b)	1,200	3,245,304
Cineworld Group PLC(a)	536,100	472,889
Shenandoah Telecommunications Co.	23,200	1,224,728
		4,942,921
Consumer Discretionary (7.8%)
Aptiv PLC(a)(b)	11,600	1,935,460
Genuine Parts Co.	16,200	2,056,104
Las Vegas Sands Corp.(a)	41,200	1,744,820
Lowe's Cos., Inc.(b)	12,500	2,408,625
Target Corp.(b)	11,100	2,897,655
TJX Cos., Inc. (The)(b)	25,000	1,720,250
		12,762,914
Consumer Staples (4.3%)
Coca-Cola Co. (The)	31,300	1,785,039
Kraft Heinz Co. (The)	39,000	1,500,330
Mondelez International, Inc., Class A(b)	31,300	1,980,038
PepsiCo, Inc.	11,500	1,804,925
		7,070,332
Energy (1.1%)
Williams Cos., Inc. (The)	70,600	1,768,530
Financials (6.7%)
Bank of America Corp.(b)	50,300	1,929,508
Blackstone Group, Inc. (The), Class A	15,400	1,775,158
Goldman Sachs Group, Inc. (The)	6,500	2,436,720
Huntington Bancshares, Inc.	95,500	1,344,640
Intercontinental Exchange, Inc.	14,500	1,737,535
JPMorgan Chase & Co.	11,900	1,806,182
		11,029,743
Health Care (6.6%)
AbbVie, Inc.	23,296	2,709,325
Bristol-Myers Squibb Co.(b)	27,500	1,866,425
Eli Lilly & Co.	8,900	2,167,150
Medtronic PLC(b)	15,600	2,048,436
UnitedHealth Group, Inc.(b)	5,000	2,061,100
		10,852,436
Industrials (3.4%)
FedEx Corp.(b)	7,800	2,183,610
Lockheed Martin Corp.	4,300	1,598,181
Norfolk Southern Corp.	7,000	1,804,810
		5,586,601
Information Technology (11.7%)
Apple, Inc.(b)	35,900	5,236,374
Avast PLC(c)	295,900	2,384,593

See accompanying Notes to Portfolio of Investments.

Statement of Investments (concluded)

July 31, 2021 (unaudited)

Aberdeen Global Dynamic Dividend Fund

Broadcom, Inc.(b)	5,400	$2,621,160
Cisco Systems, Inc.	33,300	1,843,821
Fidelity National Information Services, Inc.	12,100	1,803,505
Intel Corp.(b)	27,000	1,450,440
Microsoft Corp.(b)	13,400	3,817,794
		19,157,687
Real Estate (2.5%)
American Tower Corp., REIT	5,700	1,611,960
Digital Realty Trust, Inc.(b)	10,300	1,587,848
Gaming and Leisure Properties, Inc., REIT	17,500	828,450
		4,028,258
Utilities (3.7%)
Clearway Energy, Inc., Class A	40,800	1,099,560
CMS Energy Corp.(b)	28,200	1,742,478
FirstEnergy Corp.	36,100	1,383,352
NextEra Energy, Inc.(b)	24,400	1,900,760
		6,126,150
Total United States		83,325,572
Total Common Stocks		162,752,057
PREFERRED STOCKS (1.7%)
SOUTH KOREA (1.7%)
Information Technology (1.7%)
Samsung Electronics Co. Ltd.	45,600	2,862,579
Total Preferred Stocks		2,862,579
Total Investments—101.0% (cost $120,013,799)		165,614,636
Liabilities in Excess of Other Assets—(1.0)%		(1,673,708)
Net Assets—100.0%		$163,940,928

(a)	Non-income producing security.
(b)	All or a portion of the security has been designated as collateral for the line of credit.
(c)	Denotes a security issued under Regulation S or Rule 144A.

ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust

At July 31, 2021, the Fund's open forward foreign currency exchange contracts were as follows:

Sale Contracts Settlement Date	Counterparty	Amount Purchased		Amount Sold		Fair Value	Unrealized Depreciation
United States Dollar/Euro
10/13/2021	State Street Bank and Trust	USD	3,191,758	EUR	2,700,000	$3,207,374	$(15,616)

See accompanying Notes to Portfolio of Investments.

Notes to Portfolio of Investments (unaudited)

July 31, 2021

Summary of Significant Accounting Policies

a. Security Valuation:

The Fund values its securities at current market value or fair value, consistent with regulatory requirements. "Fair value" is defined in the Fund's Valuation and Liquidity Procedures as the price that could be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants without a compulsion to transact at the measurement date.

Equity securities that are traded on an exchange are valued at the last quoted sale price on the principal exchange on which the security is traded at the “Valuation Time” subject to application, when appropriate, of the valuation factors described in the paragraph below. Under normal circumstances, the Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Time). In the absence of a sale price, the security is valued at the mean of the bid/ask price quoted at the close on the principal exchange on which the security is traded. Securities traded on NASDAQ are valued at the NASDAQ official closing price. Closed-end funds and exchange-traded funds ("ETFs") are valued at the market price of the security at the Valuation Time. A security using any of these pricing methodologies is determined to be a Level 1 investment.

Foreign equity securities that are traded on foreign exchanges that close prior to the Valuation Time are valued by applying valuation factors to the last sale price or the mean price as noted above. Valuation factors are provided by an independent pricing service provider. These valuation factors are used when pricing the Fund's portfolio holdings to estimate market movements between the time foreign markets close and the time the Fund values such foreign securities. These valuation factors are based on inputs such as depositary receipts, indices, futures, sector indices/ETFs, exchange rates, and local exchange opening and closing prices of each security. When prices with the application of valuation factors are utilized, the value assigned to the foreign securities may not be the same as quoted or published prices of the securities on their primary markets. A security that applies a valuation factor is determined to be a Level 2 investment because the exchange-traded price has been adjusted. Valuation factors are not utilized if the independent pricing service provider is unable to provide a valuation factor or if the valuation factor falls below a predetermined threshold; in such case, the security is determined to be a Level 1 investment.

Short-term investments are comprised of cash and cash equivalents invested in short-term investment funds which are redeemable daily. The Fund sweeps available cash into the State Street Institutional U.S. Government Money Market Fund, which has elected to qualify as a “government money market fund” pursuant to Rule 2a-7 under the Investment Company Act of 1940, and has an objective to maintain a $1.00 per share net asset value. Generally, these investment types are categorized as Level 1 investments.

In the event that a security’s market quotations are not readily available or are deemed unreliable (for reasons other than because the foreign exchange on which it trades closes before the Valuation Time), the security is valued at fair value as determined by the Fund's Pricing Committee, taking into account the relevant factors and surrounding circumstances using valuation policies and procedures approved by the Board. A security that has been fair valued by the Fund's Pricing Committee may be classified as Level 2 or Level 3 depending on the nature of the inputs.

Aberdeen Global Dynamic Dividend Fund